UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                            FORM 13F-HR/A COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2005

Check here if Amendment [ X ]; Amendment Number:  One
                                                --------
   This Amendment (Check only one): [ X ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tortoise Capital Advisors, L.L.C.
Address:          10801 Mastin Boulevard, Suite 222
                  Overland Park, KS  66210

Form 13F File Number:  28-11123
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terry Matlack
     ---------------
Title:  CFO/Treasurer and Chief Compliance Officer
      --------------------------------------------
Phone:  (913) 981-1020
      ----------------

Signature, Place, and Date of Signing:

      /s/ Terry Matlack           Overland Park, Kansas      October 28, 2005
----------------------------   -------------------------  ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F-HR/A SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                        ---------------

Form 13F Information Table Entry Total:       27
                                        ---------------

Form 13F Information Table Value Total:   $1,168,410
                                        ---------------
                                          (thousands)


List of Other Included Managers:        NONE


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

                           FORM 13F-HR/A INFORMATION TABLE


      COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                            VALUE     SHRS OR           DIS-      OTHER          VOTING AUTHORITY
   NAME OF ISSUER            TITLE OR CLASS      CUSIP     (X$1000)   PRN AM    SH/PRN  CRETION   MANAGERS    SOLE     SHARED   NONE
   --------------            --------------      -----     --------   --------- ------  -------   --------    ----     ------   ----

BUCKEYE PARTNERS L P         UNIT LTD PARTN    118230101   $38,262      802,976 SH       SOLE       N/A       771,571         31,405
COPANO ENERGY L L C          COM UNITS         217202100   $13,024      327,228 SH       SOLE       N/A       327,228              0
CROSSTEX ENERGY INC.         COM               22765Y104    $3,754       58,691 SH       SOLE       N/A        58,276            415
CROSSTEX ENERGY L P          COM               22765U102   $12,385      308,019 SH       SOLE       N/A        16,355        291,664
ENBRIDGE ENERGY PARTNERS L P COM               29250R106   $70,158    1,260,480 SH       SOLE       N/A     1,197,239         63,241
ENERGY TRANSFER PRTNRS L P   UNIT LTD PARTN    29273R109   $86,569    2,475,533 SH       SOLE       N/A     2,335,945        139,588
ENTERPRISE GP HLDGS L P      UNIT LP INT       293716106    $6,104      175,000 SH       SOLE       N/A       150,766         24,234
ENTERPRISE PRODS PARTNERS L  COM               293792107  $143,724    5,707,857 SH       SOLE       N/A     5,531,656        176,201
HILAND PARTNERS L P          UT LTD PARTNR     431291103    $2,377       51,723 SH       SOLE       N/A        48,176          3,547
HOLLY ENERGY PARTNERS L P    COM UT LTD PTN    435763107   $22,784      520,774 SH       SOLE       N/A       488,707         32,067
INERGY HLDGS L P             COM               45661Q107    $3,177       94,983 SH       SOLE       N/A        93,284          1,699
INERGY L P                   UNIT LTD PTNR     456615103   $49,953    1,771,382 SH       SOLE       N/A     1,767,979          3,403
KINDER MORGAN ENERGY PARTNER UT LTD PARTNER    494550106    $1,409       26,669 SH       SOLE       N/A        11,700         14,969
KINDER MORGAN MANAGEMENT LLC SHS               49455U100  $168,341    3,396,716 SH       SOLE       N/A     3,320,864         75,852
K SEA TRANSN PARTNERS LP     COM               48268Y101   $24,328      666,533 SH       SOLE       N/A       629,227         37,306
MAGELLAN MIDSTREAM PRTNRS LP COM UNIT RP LP    559080106   $87,916    2,565,391 SH       SOLE       N/A     2,424,970        140,421
MARKWEST ENERGY PARTNERS L P UNIT LTD PARTN    570759100   $46,963      921,932 SH       SOLE       N/A       847,710         74,222
NATURAL RESOURCE PARTNERS L  COM UNIT L P      63900P103    $5,957       95,500 SH       SOLE       N/A        95,500              0
NORTHERN BORDER PARTNERS L P UNIT LTD PARTN    664785102   $13,379      279,606 SH       SOLE       N/A       267,906         11,700
PACIFIC ENERGY PARTNERS L P  COM UNIT          69422R105   $90,578    2,843,899 SH       SOLE       N/A     2,754,643         89,256
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN    726503105   $66,819    1,567,414 SH       SOLE       N/A     1,492,055         75,359
SUNOCO LOGISTICS PRTNRS L P  COM UNITS         86764L108   $75,793    1,961,020 SH       SOLE       N/A     1,890,250         70,770
TEEKAY LNG PARTNERS L P      PRTNRSP UNITS     Y8564M105    $2,249       71,403 SH       SOLE       N/A        69,776          1,627
TEPPCO PARTNERS L P          UT LTD PARTNER    872384102   $58,216    1,433,884 SH       SOLE       N/A     1,331,144        102,740
U S SHIPPING PARTNERS L P    COM UNIT          903417103    $1,633       64,664 SH       SOLE       N/A        39,400         25,264
VALERO L P                   COM UT LTD PRT    91913W104   $69,094    1,212,598 SH       SOLE       N/A     1,132,563         80,035
WILLIAMS PARTNERS L P        COM UNIT L P      96950F104    $3,464      106,555 SH       SOLE       N/A       103,067          3,488
                                                        -----------------------                            ----------      ---------
                                                        $1,168,410   30,768,430                            29,197,957      1,570,473
                                                        =======================                            ==========      =========

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